Consolidated Statements of Income and Comprehensive Income (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Interest income:
Loans	$ 33,165	$ 22,078	$ 83,151	$ 64,465
Other	1,012	322	1,594	1,099
Interest income	34,177	22,400	84,745	65,564
Interest expense:
Deposits and other	12,727	6,539	26,435	19,967
Subordinated notes	1,388	1,319	4,121	1,586
Interest expense	14,115	7,858	30,556	21,553
Net interest income	20,062	14,542	54,189	44,011
Non-interest income	1,177	1,187	3,951	3,110
Total revenue	21,239	15,729	58,140	47,121
Provision for (recovery of) credit losses (note 5)	166	96	246	(159)
Revenue less provision for credit loss	21,073	15,633	57,894	47,280
Non-interest expenses:
Salaries and benefits	6,768	4,853	19,577	14,836
General and administrative	5,519	2,414	13,162	7,136
Premises and equipment	929	933	2,880	2,657
Noninterest expense	13,216	8,200	35,619	24,629
Income before income taxes	7,857	7,433	22,275	22,651
Income tax provision (note 10)	2,137	1,997	6,046	6,181
Net income	5,720	5,436	16,229	16,470
Other comprehensive income:
Items that may subsequently be reclassified to net income: Foreign exchange gain on translation of foreign operations	24	5	67	2
Comprehensive income	$ 5,744	$ 5,441	$ 16,296	$ 16,472
Basic and diluted income per common share (note 11) (in CAD per share)	$ 0.20	$ 0.25	$ 0.56	$ 0.72
Weighted average number of common shares outstanding (in shares)	27,441,082	21,123,559	27,441,082	21,123,559